UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 44th Floor
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           New York, NY 10019
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Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
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Title:      Portfolio Manager
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Phone:      (212) 993-7040
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Signature, Place, and Date of Signing:

           /s/ Jason Capello           New York, NY             2/14/12
       ------------------------   ---------------------------  ---------
             [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          21
                                               -------------

Form 13F Information Table Value Total:         $2,172,355
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                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANCE AUTO PARTS INC       COM            00751Y106  216,569 3,110,286 SH       SOLE                3,110,286      0    0
AIRGAS INC                   COM            009363102  171,594 2,197,666 SH       SOLE                2,197,666      0    0
BAKER HUGHES INC             COM            057224107  190,713 3,920,900 SH       SOLE                3,920,900      0    0
ECOLAB INC                   COM            278865100  116,378 2,013,110 SH       SOLE                2,013,110      0    0
EXPEDITORS INTL WASH INC     COM            302130109  178,569 4,359,600 SH       SOLE                4,359,600      0    0
FEDEX CORP                   COM            31428X106   70,984   850,000 SH       SOLE                  850,000      0    0
HALLIBURTON CO               COM            406216101   93,177 2,700,000 SH  CALL SOLE                2,700,000      0    0
HOME DEPOT INC               COM            437076102  101,876 2,423,301 SH       SOLE                2,423,301      0    0
IFM INVTS LTD                ADS            45172L100      453 1,511,298 SH       SOLE                1,511,298      0    0
LOWES COS INC                COM            548661107  231,542 9,123,000 SH       SOLE                9,123,000      0    0
LUMBER LIQUIDATORS HLDGS INC COM            55003T107   33,548 1,899,671 SH       SOLE                1,899,671      0    0
MONSANTO CO NEW              COM            61166W101   84,084 1,200,000 SH  CALL SOLE                1,200,000      0    0
MONSANTO CO NEW              COM            61166W101   54,381   776,100 SH       SOLE                  776,100      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   15,848   233,100 SH       SOLE                  233,100      0    0
NVR INC                      COM            62944T105   16,807    24,500 SH       SOLE                   24,500      0    0
SCHLUMBERGER LTD             COM            806857108   68,310 1,000,000 SH  CALL SOLE                1,000,000      0    0
SCHLUMBERGER LTD             COM            806857108  206,986 3,030,096 SH       SOLE                3,030,096      0    0
TIFFANY & CO NEW             COM            886547108   48,039   725,000 SH       SOLE                  725,000      0    0
UNITED PARCEL SERVICE INC    CL B           911312106  132,335 1,808,100 SH       SOLE                1,808,100      0    0
UNITED STATES OIL FUND LP    UNITS          91232N108   76,220 2,000,000 SH  PUT  SOLE                2,000,000      0    0
WATSCO INC                   COM            942622200   63,942   973,839 SH       SOLE                  973,839      0    0